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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01035

NEWTEK BUSINESS SERVICES CORP.
(Name of Registrant)

4800 T-Rex Avenue, Suite 120
Boca Raton, FL 33431
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)     Title of the class of securities of Newtek Business Services Corp. (the “Company”) to be redeemed:

6.85% Notes due 2025 (the “Notes”).

(2)     Date on which the securities are to be redeemed:

The Notes will be redeemed on May 2, 2022 (the “Redemption Date”).

(3)     Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Section 1104 of the Company’s base indenture governing the Notes, dated as of September 23, 2015 (the “Base Indenture”), between the Company and U.S. Bank Trust Company, National Association, as successor in interest to U.S. Bank National Association (the “Trustee”), and (ii) Sections 1.01(k) of each of the Fifth Supplemental Indenture, dated as of November 27, 2020, between the Company and the Trustee (the “Fifth Supplemental Indenture”), and the Sixth Supplemental Indenture, dated as of January 6, 2021, between the Company and the Trustee (the “Sixth Supplemental Indenture,” and together with the Base Indenture, the Fifth Supplemental Indenture, the “Indenture”).

(4)     The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($15,000,000 aggregate principal amount) pursuant to the terms of the Indenture.

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SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 31st day of March, 2022.

NEWTEK BUSINESS SERVICES CORP.

Date: March 31, 2022	By:	/S/ BARRY SLOANE
Barry Sloane
Chief Executive Officer, President and Chairman of the Board